Stock-based compensation (Details 3) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summarized information related to the Company's tandem share appreciation rights
Weighted average exercise price of TSARs exercised as TSARs		14.27	7.39
Number of TSARs Transferred To Options	(3,534,910)
Number of TSARs Transferred to Options Nonvested TSARs	(1,563,675)
Weighted average exercise price, Transferred to Options	47.44
Weighted Average Grant Date Fair Value, Transferred to Options	11.63
TSARs
Summarized information related to the Company's tandem share appreciation rights
Non-vested TSARS outstanding	56,600	1,766,975
Number of TSARs outstanding December 31, 2011	383,400	3,998,910
Weighted average exercise price, outstanding January 1, 2011	47.43
Weighted average exercise price of TSARs exercised as TSARs	30.50
Number of TSARs exercised as TSARs	(1,300)
Number of TSARs outstanding exercised as Options	(65,400)
Weighted average exercise price of TSARs outstanding exercised as Options	41.01
Number of TSARs vested	142,500
Weighted average grant date fair value of nonvested TSARs vested	10.43
Number of TSARs forfeited	(13,900)
Number of TSARs, forfeited	(4,200)
Weighted average exercise price of new TSARs forfeited	61.69
Weighted average grant date fair value of new TSARs, forfeited	14.02
Weighted average exercise price fair value, outstanding December 31, 2011	47.97
Weighted average grant date fair value, outstanding December 31, 2011	11.73	11.54
Number of option, vested or expected to vest at December 31, 2011	383,400
Weighted average exercise price, vested or expected to vest at December 31, 2011	47.97
Number of option, exercisable at December 31, 2011	326,800
Weighted average exercise price, exercisable at December 31, 2011	48.28